Document And Entity Information	Feb. 17, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 17, 2021
Entity Registrant Name	Medtronic plc
Entity Incorporation, State or Country Code	L2
Entity File Number	1-36820
Entity Tax Identification Number	98-1183488
Entity Address, Address Line One	20 On Hatch, Lower Hatch Street
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 XH02
Country Region	353
City Area Code	1
Local Phone Number	438-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001613103
Ordinary Shares, $0.0001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	MDT
Security Exchange Name	NYSE
Floating Rate Senior Notes due 2021
Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Notes due 2021
Trading Symbol	MDT/21
Security Exchange Name	NYSE
0.00% Senior Notes due 2022
Entity Information [Line Items]
Title of 12(b) Security	0.00% Senior Notes due 2022
Trading Symbol	MDT/22B
Security Exchange Name	NYSE
0.375% Senior Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security	0.375% Senior Notes due 2023
Trading Symbol	MDT/23B
Security Exchange Name	NYSE
0.000% Senior Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security	0.000% Senior Notes due 2023
Trading Symbol	MDT/23C
Security Exchange Name	NYSE
0.25% Senior Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	0.25% Senior Notes due 2025
Trading Symbol	MDT/25
Security Exchange Name	NYSE
0.000% Senior Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	0.000% Senior Notes due 2025
Trading Symbol	MDT/25A
Security Exchange Name	NYSE
1.125% Senior Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes due 2027
Trading Symbol	MDT/27
Security Exchange Name	NYSE
0.375% Senior Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.375% Senior Notes due 2028
Trading Symbol	MDT/28
Security Exchange Name	NYSE
1.625% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2031
Trading Symbol	MDT/31
Security Exchange Name	NYSE
1.00% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	1.00% Senior Notes due 2031
Trading Symbol	MDT/31A
Security Exchange Name	NYSE
0.750% Senior Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2032
Trading Symbol	MDT/32
Security Exchange Name	NYSE
2.250% Senior Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2039
Trading Symbol	MDT/39A
Security Exchange Name	NYSE
1.50% Senior Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	1.50% Senior Notes due 2039
Trading Symbol	MDT/39B
Security Exchange Name	NYSE
1.375% Senior Notes due 2040
Entity Information [Line Items]
Title of 12(b) Security	1.375% Senior Notes due 2040
Trading Symbol	MDT/40A
Security Exchange Name	NYSE
1.75% Senior Notes due 2049
Entity Information [Line Items]
Title of 12(b) Security	1.75% Senior Notes due 2049
Trading Symbol	MDT/49
Security Exchange Name	NYSE
1.625% Senior Notes due 2050
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2050
Trading Symbol	MDT/50
Security Exchange Name	NYSE